SHARE-BASED COMPENSATION - Business Unit Equity Awards and SBC Expense (Details) RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 RUB shares	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB
SHARE-BASED COMPENSATION
Number of share based awards outstanding (in shares)	6,919,190	6,919,190
Share-based compensation expense recognized (in dollars or rubles)	$ 56.4	RUB 3,422.0	RUB 2,718.0	RUB 1,210.0
Tax benefits related to share-based compensation expense recognized (in dollars or rubles)	$ 0.6	RUB 36.0	41.0	RUB 20.0
Business unit equity awards
SHARE-BASED COMPENSATION
Number of awards granted (in shares)	2,100,000	2,100,000
Number of share based awards outstanding (in shares)	1,900,000	1,900,000
Share-based compensation expense recognized (in dollars or rubles)	$ 4.3	RUB 260.0	RUB 192.0